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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one):  [ ] is a restatement.
                                    [ [ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
         ----------------------------
Address: 2201 E. Lamar, Ste. 260
         ----------------------------
         Arlington, TX 76006
         ----------------------------

From 13F File Number:      28-10642
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    L. Scott Rand
         ----------------------------
Title:   Chief Investment Officer
         ----------------------------
Phone:   817-649-2100
         ----------------------------

Signature, Place, and Date of Signing:

    L. Scott Rand                Arlington, TX           May 14, 2007
----------------------         ------------------       ---------------
     [Signature]                    [City]                  [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         ------------
Form 13F Information Table Entry Total:       48
                                         ------------
Form 13F Information Table Value Total:     150,290
                                         ------------
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                       COLUMN 8
COLUMN 1                       COLUMN 2           COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER
 ISSUER                         CLASS             CUSIP    [x$1000]    PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanta                        COMMON CL A        007942105    2,405     60,000  SH       SOLE       N/A       60,000
Altra Holdings Inc             COMMON             02208R106    1,645    120,000  SH       SOLE       N/A      120,000
Altria Group Inc               COMMON             02209S103    2,636     40,000  SH       SOLE       N/A       40,000
Applied Materials Inc          COMMON             038222105    4,397    240,000  SH       SOLE       N/A      240,000
Baker Hughes Inc               COMMON             057224107    1,323     20,000  SH       SOLE       N/A       20,000
Bally Total Fitness Hldg Corp  COMMON             05873K108       37     60,000  SH       SOLE       N/A       60,000
Bronco Drilling Co Inc         COMMON             112211107    2,486    150,000  SH       SOLE       N/A      150,000
Build A Bear                   COMMON             120076104      687     25,000  SH       SOLE       N/A       25,000
Charming Shoppes               COMMON             161133103    5,897    455,400  SH       SOLE       N/A      455,400
Citrix Sys Inc                 COMMON             177376100    4,805    150,000  SH       SOLE       N/A      150,000
Clear Channel Outdoor Hldgs    COMMON             18451C109      247        638  PUT      SOLE       N/A          638
Complete Production Services   COMMON             20453E109    1,195     60,000  SH       SOLE       N/A       60,000
Culp Inc                       COMMON             230215105    5,954    850,600  SH       SOLE       N/A      850,600
Cypress Semiconductor          COMMON             232806109   11,501    620,000  SH       SOLE       N/A      620,000
Dover Corp                     COMMON             260003108    2,441     50,000  SH       SOLE       N/A       50,000
EMC Corp                       COMMON             268648102    7,618    550,000  SH       SOLE       N/A      550,000
Encore Wire Corp               COMMON             292562105    3,038    120,000  SH       SOLE       N/A      120,000
Family Dlr Stores Inc          COMMON             307000109    1,807     61,000  SH       SOLE       N/A       61,000
Helmerich & Payne Inc          COMMON             423452101    1,820     60,000  SH       SOLE       N/A       60,000
Intel Corp                     COMMON             458140100    2,487    130,000  SH       SOLE       N/A      130,000
Intl Rectifier Corp            NOTE 4.250% 7/2007 460254AE5    3,975  4,000,000  PRN      SOLE       N/A    4,000,000
KBR Inc                        COMMON             48242W106    3,352    164,700  SH       SOLE       N/A      164,700
Koppers Hldgs Inc              COMMON             50060P106    2,566    100,000  SH       SOLE       N/A      100,000
Labor Ready Inc                COMMON             505401208    2,279    120,000  SH       SOLE       N/A      120,000
Laidlaw Intl Inc               COMMON             50730R102    3,460    100,000  SH       SOLE       N/A      100,000
Liberty Media Holding Corp     CAP COM SER A      53071M302    3,871     35,000  SH       SOLE       N/A       35,000
Liberty Media Holding Corp     INT COM SER A      53071M104    5,955    250,000  SH       SOLE       N/A      250,000
Lincare                        COMMON             532791100    5,498    150,000  SH       SOLE       N/A      150,000
Magma Design Automation        COMMON             559181102    1,794    150,000  SH       SOLE       N/A      150,000
Molex Inc                      COMMON CL A        608554200    1,556     62,500  SH       SOLE       N/A       62,500
Motorola Inc                   COMMON             620076109    3,534    200,000  SH       SOLE       N/A      200,000
Mueller Inds Inc               COMMON             624756102    2,709     90,000  SH       SOLE       N/A       90,000
Nasdaq 100 Tr                  UNIT SER 1         631100104    4,353    100,000  SH       SOLE       N/A      100,000
Norfolk Southern Corp          COMMON             655844108    2,530     50,000  SH       SOLE       N/A       50,000
Oracle Corp                    COMMON             68389X105      725     40,000  SH       SOLE       N/A       40,000
Qlogic Corp                    COMMON             747277101    2,040    120,000  SH       SOLE       N/A      120,000
RTI International Metals       COMMON             74973W107    2,275     25,000  SH       SOLE       N/A       25,000
Sally Beauty Hldgs Inc         COMMON             79546E104      643     70,000  SH       SOLE       N/A       70,000
Southwest Airls Co             COMMON             844741108    2,205    150,000  SH       SOLE       N/A      150,000
Spider Trust                   UNIT SER 1         78462F103    1,610      3,500  PUT      SOLE       N/A        3,500
Symantec Corp                  COMMON             871503108    3,460    200,000  SH       SOLE       N/A      200,000
Sysco Corp                     COMMON             871829107    2,233     66,000  SH       SOLE       N/A       66,000
Telephone & Data Sys Inc       SPL COM            879433860    5,478     98,000  SH       SOLE       N/A       98,000
Tellabs Inc                    COMMON             879664100    1,040    105,000  SH       SOLE       N/A      105,000
Texas Instrs Inc               COMMON             882508104    4,816    160,000  SH       SOLE       N/A      160,000
3M Corp                        COMMON             88579Y101    3,822     50,000  SH       SOLE       N/A       50,000
United Parcel Service Inc      COMMON - CL B      911312106    2,804     40,000  SH       SOLE       N/A       40,000
Verigy Ltd                     SHS                Y93691106    5,281    225,000  SH       SOLE       N/A      225,000